Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014 Customer	Feb. 02, 2013	Jan. 28, 2012
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of wholesale partners each accounted for more than ten percent of net sales			3
Depreciation expense	$ 905	$ 382	$ 2,186	$ 1,411	$ 1,102
Impairment charges relating to long-lived assets			0	0	0
Marketing and advertising expense			$ 4,858	$ 2,591	$ 3,609
Income tax benefit recognition criteria percentage			50.00%
Minimum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated economic useful life of capitalized software			3 years
Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated economic useful life of capitalized software			5 years
Customer Relationships [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated economic useful life of intangibles				20 years
Furniture, Fixtures and Computer Equipment [Member] | Minimum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment			3 years
Furniture, Fixtures and Computer Equipment [Member] | Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment			10 years
Sales [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			10.00%	10.00%	10.00%
Accounts Receivable [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			10.00%	10.00%
Wholesale Partner One [Member] | Sales [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			19.80%	21.40%	15.10%
Wholesale Partner One [Member] | Accounts Receivable [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			25.70%	21.40%
Wholesale Partner Two [Member] | Sales [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			12.80%	15.50%	14.90%
Wholesale Partner Two [Member] | Accounts Receivable [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			24.80%	13.50%
Wholesale Partner Three [Member] | Sales [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			12.80%	14.30%	13.90%
Wholesale Partner Three [Member] | Accounts Receivable [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted from major customers			13.40%	13.50%